INCOME TAXES (Schedule of Reconciliation of Theoretical Provision For Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 143,469	$ 217,267	$ 201,466
Theoretical tax expenses at the statutory rate of InMode Ltd.	23.00%	23.00%	23.00%
Theoretical tax benefit	$ 32,998	$ 49,971	$ 46,337
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(16,682)	(31,296)	(27,282)
Different effective tax rates applicable to the Subsidiaries	210	165	138
Change in valuation allowance	(60,129)	(2,438)	(3,608)
Uncertain tax positions	1,957	1,096	303
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	3,840	1,850	1,842
Amendment to the Investments Law payment - see also note 13a(2)(b)	0	0	12,017
Settlements with the Israeli tax authority net of decrease of related uncertain tax provision	0	0	10,199
Total taxes on income	$ (37,806)	$ 19,348	$ 39,946